Stock Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2026
Stock Incentive Plans [Abstract]
Schedule of Share Options as Equity-Settled Share-Based Payments at Fair Value

The Company has classified the share options as equity-settled share-based payments at fair value. The following table summarizes stock option activities for the six months ended June 30, 2026:

	Number of Option Shares	Weighted Average Exercise Price
Outstanding December 31, 2025	5,920,612	$2.76
Granted	479,693	10.78
Forfeited	(58,593)	2.88
Outstanding June 30, 2026	6,341,712	3.36

Weighted average remaining life (Years)	7.9
Options vested and exercisable at June 30, 2026	3,793,506

Schedule of Fair Value of Options Granted

The fair value of options granted was determined using the Binomial Valuation Model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

Granted during six months ended June 30, 2026
Dividend yield (%)	0%
Expected volatility (%)	100.00%
Risk-free interest rate (%)	1.54% - 1.66%
Expected life of options (years)	10

Schedule of RSU Activity

The Company’s RSU activity is summarized in the following table:

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding December 31, 2025	-	$-
Granted or approved	474,784	11.11
Forfeited	-	-
Outstanding June 30, 2026	474,784	$11.11